Debt Obligations, Credit Facilities and Repurchase Agreements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) item	Sep. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Obligations
DPB	$ 530,938		$ 530,938			$ 908,680
Credit and repurchase facility, Carrying Value	528,573		528,573			906,637
Collateral Carrying Value	$ 533,584		$ 533,584			$ 1,041,761
Wtd. Avg. Note Rate (as a percent)	3.34%		3.34%			2.25%
B Piece bonds
Debt Obligations
Estimated Fair Value	$ 28,439		$ 28,439
Structured Business
Debt Obligations
DPB	239,222		239,222			$ 248,365
Credit and repurchase facility, Carrying Value	237,037		237,037			246,493
Collateral Carrying Value	$ 241,868		$ 241,868			$ 381,446
Wtd. Avg. Note Rate (as a percent)	4.02%		4.02%			3.02%
Weighted average note rate including certain fees and costs (as a percent)	4.51%		4.51%			3.42%
Leverage on loans and investment portfolio, excluding the $3.0 million master security agreement used to finance leasehold improvements to corporate office (as a percent)	72.00%		72.00%			64.00%
Structured Business | $150 million repurchase facility
Debt Obligations
Maximum borrowing capacity	$ 225,000		$ 225,000	$ 150,000
Additional borrowing capacity	75,000		75,000
Structured Business | $225 million repurchase facility
Debt Obligations
DPB	103,818		103,818			$ 107,303
Credit and repurchase facility, Carrying Value	102,350		102,350			106,051
Collateral Carrying Value	$ 145,850		$ 145,850			$ 183,828
Wtd. Avg. Note Rate (as a percent)	3.90%		3.90%			3.12%
Maximum borrowing capacity	$ 225,000		$ 225,000			$ 225,000
Extension of maturity date (in years)			1 year
Structured Business | $225 million repurchase facility | Senior mortgage loans | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.25%
Structured Business | $225 million repurchase facility | Junior participating loans | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			3.50%
Structured Business | $100 million credit facility - one
Debt Obligations
DPB	2,835		$ 2,835			21,897
Credit and repurchase facility, Carrying Value	2,445		2,445			21,598
Collateral Carrying Value	$ 6,600		$ 6,600			$ 34,850
Wtd. Avg. Note Rate (as a percent)	3.61%		3.61%			2.96%
Maximum borrowing capacity	$ 100,000		$ 100,000			$ 100,000
Structured Business | $100 million repurchase facility
Debt Obligations
Maximum borrowing capacity	100,000		$ 100,000
Structured Business | $100 million repurchase facility | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.00%
Structured Business | $100 million repurchase facility | Maximum
Debt Obligations
Advance rate (as a percent)			75.00%
Structured Business | $17.3 million warehousing credit facility
Debt Obligations
DPB						38,990
Credit and repurchase facility, Carrying Value						38,704
Collateral Carrying Value						$ 63,158
Wtd. Avg. Note Rate (as a percent)						2.94%
Maximum borrowing capacity	75,000		$ 75,000			$ 75,000
Structured Business | $17.3 million warehousing credit facility | Healthcare Related Loans
Debt Obligations
Credit facility, sublimit	$ 25,000		$ 25,000
Advance rate (as a percent)	65.00%
Structured Business | $17.3 million warehousing credit facility | Bridge Loans
Debt Obligations
Advance rate (as a percent)	75.00%
Structured Business | $17.3 million warehousing credit facility | Minimum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.00%
Structured Business | $17.3 million warehousing credit facility | Minimum | Healthcare Related Loans | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.125%
Structured Business | $17.3 million warehousing credit facility | Maximum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.125%
Structured Business | $17.3 million warehousing credit facility | Maximum | Healthcare Related Loans | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.50%
Structured Business | $75 million credit facility - two
Debt Obligations
DPB	$ 9,000		$ 9,000			23,286
Credit and repurchase facility, Carrying Value	8,999		8,999			23,277
Collateral Carrying Value	$ 16,000		$ 16,000			$ 31,725
Wtd. Avg. Note Rate (as a percent)	3.61%		3.61%			2.81%
Maximum borrowing capacity	$ 75,000		$ 75,000			$ 75,000
Structured Business | $75 million credit facility - two | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.00%
Structured Business | $75 million credit facility - two | Minimum
Debt Obligations
Advance rate (as a percent)			70.00%
Structured Business | $75 million credit facility - two | Maximum
Debt Obligations
Advance rate (as a percent)			75.00%
Structured Business | $50 million credit facility - one
Debt Obligations
DPB	32,560		$ 32,560			46,400
Credit and repurchase facility, Carrying Value	32,538		32,538			46,374
Collateral Carrying Value	$ 40,700		$ 40,700			$ 58,000
Wtd. Avg. Note Rate (as a percent)	3.61%		3.61%			2.81%
Maximum borrowing capacity	$ 50,000		$ 50,000			$ 50,000
Advance rate (as a percent)			80.00%
Extension of maturity date (in years)			1 year
Structured Business | $50 million credit facility - one | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.00%
Structured Business | $50 million credit facility - two
Debt Obligations
DPB	3,700		$ 3,700			7,956
Credit and repurchase facility, Carrying Value	3,581		3,581			7,956
Collateral Carrying Value	$ 4,625		$ 4,625			$ 9,885
Wtd. Avg. Note Rate (as a percent)	4.88%		4.88%			4.08%
Maximum borrowing capacity	$ 50,000		$ 50,000			$ 50,000
Advance rate (as a percent)			80.00%
Number of one-year extension Options | item			2
Extension of maturity date (in years)			1 year
Structured Business | $50 million credit facility - two | Minimum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.50%
Structured Business | $50 million credit facility - two | Maximum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			3.25%
Structured Business | $25.5 million credit facility
Debt Obligations
DPB	14,065		$ 14,065
Credit and repurchase facility, Carrying Value	13,920		13,920
Collateral Carrying Value	$ 18,753		$ 18,753
Wtd. Avg. Note Rate (as a percent)	4.12%		4.12%
Maximum borrowing capacity	$ 25,500		$ 25,500			25,500
Structured Business | $25.5 million credit facility | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.50%
Structured Business | $10 million credit facility
Debt Obligations
DPB	10,000		$ 10,000
Credit and repurchase facility, Carrying Value	$ 10,000		$ 10,000
Wtd. Avg. Note Rate (as a percent)	4.12%		4.12%
Maximum borrowing capacity	$ 10,000		$ 10,000			10,000
Structured Business | $10 million credit facility | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			2.50%
Structured Business | $3 million master security agreement
Debt Obligations
DPB	1,834		$ 1,834			2,533
Credit and repurchase facility, Carrying Value	$ 1,834		$ 1,834			$ 2,533
Wtd. Avg. Note Rate (as a percent)	3.21%		3.21%			3.21%
Maximum borrowing capacity	$ 3,000		$ 3,000			$ 3,000
Number of loan agreements | item			2
Structured Business | $7.5 million credit facility
Debt Obligations
DPB	7,472		$ 7,472
Credit and repurchase facility, Carrying Value	7,432		7,432
Collateral Carrying Value	$ 9,340		$ 9,340
Wtd. Avg. Note Rate (as a percent)	4.37%		4.37%
Maximum borrowing capacity	$ 7,500		$ 7,500			7,500
Structured Business | $7.5 million credit facility | LIBOR
Debt Obligations
Variable rate, spread (as a percent)	2.75%
Structured Business | Repurchase facility
Debt Obligations
DPB	$ 53,938		53,938
Credit and repurchase facility, Carrying Value	$ 53,938		$ 53,938
Wtd. Avg. Note Rate (as a percent)	4.45%		4.45%
Value of notes as collateral	$ 61,000		$ 61,000
Structured Business | Repurchase facility | B Piece bonds
Debt Obligations
Estimated Fair Value	$ 28,400		28,400
Structured Business | Repurchase facility | Minimum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)	2.50%
Structured Business | Repurchase facility | Maximum | LIBOR
Debt Obligations
Variable rate, spread (as a percent)	3.50%
Structured Business | Letter of credit
Debt Obligations
Maximum borrowing capacity						30,000
Agency Business
Debt Obligations
DPB	$ 291,716		291,716			660,315
Credit and repurchase facility, Carrying Value	291,536		291,536			660,144
Collateral Carrying Value	$ 291,716		$ 291,716			$ 660,315
Wtd. Avg. Note Rate (as a percent)	2.78%		2.78%			1.96%
Agency Business | $100 million repurchase facility
Debt Obligations
DPB	$ 24,873		$ 24,873
Credit and repurchase facility, Carrying Value	24,827		24,827
Collateral Carrying Value	$ 24,873		$ 24,873
Wtd. Avg. Note Rate (as a percent)	2.91%		2.91%
Maximum borrowing capacity	$ 100,000		$ 100,000			$ 100,000
Agency Business | $100 million repurchase facility | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			1.35%
Agency Business | $500 million multifamily ASAP agreement
Debt Obligations
DPB	121,880		$ 121,880			142,557
Credit and repurchase facility, Carrying Value	121,880		121,880			142,557
Collateral Carrying Value	$ 121,880		$ 121,880			$ 142,557
Wtd. Avg. Note Rate (as a percent)	2.61%		2.61%			1.65%
Maximum borrowing capacity	$ 500,000		$ 500,000			$ 500,000
Agency Business | $500 million multifamily ASAP agreement | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			1.05%
Agency Business | $500 million multifamily ASAP agreement | Minimum
Debt Obligations
Variable rate, spread (as a percent)			0.35%
Agency Business | $150 million credit facility - one
Debt Obligations
DPB	21,821		$ 21,821			268,572
Credit and repurchase facility, Carrying Value	21,802		21,802			268,530
Collateral Carrying Value	$ 21,821		$ 21,821			$ 268,572
Wtd. Avg. Note Rate (as a percent)	2.96%		2.96%			2.05%
Maximum borrowing capacity	$ 150,000		$ 150,000			$ 150,000
Decrease in interest rate (as a percent)			0.10%
Agency Business | $150 million credit facility - one | LIBOR
Debt Obligations
Variable rate, spread (as a percent)		1.30%	1.40%
Agency Business | $150 million credit facility - two
Debt Obligations
DPB	99,357		$ 99,357			210,139
Credit and repurchase facility, Carrying Value	99,242		99,242			210,009
Collateral Carrying Value	$ 99,357		$ 99,357			$ 210,139
Wtd. Avg. Note Rate (as a percent)	2.91%		2.91%			2.05%
Maximum borrowing capacity	$ 150,000		$ 150,000			$ 150,000
Agency Business | $150 million credit facility - two | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			1.35%
Agency Business | $100 million credit facility - two
Debt Obligations
DPB	23,785		$ 23,785			39,047
Credit and repurchase facility, Carrying Value	23,785		23,785			39,048
Collateral Carrying Value	$ 23,785		$ 23,785			$ 39,047
Wtd. Avg. Note Rate (as a percent)	2.86%		2.86%			1.95%
Maximum borrowing capacity	$ 100,000		$ 100,000		$ 250,000	$ 100,000
Agency Business | $100 million credit facility - two | LIBOR
Debt Obligations
Variable rate, spread (as a percent)			1.30%
Agency Business | Letter of credit
Debt Obligations
Maximum borrowing capacity	$ 50,000		$ 50,000
Fixed interest rate (as a percent)	2.875%		2.875%
Fannie Mae | Agency Business | Letter of credit
Debt Obligations
Outstanding letters of credit	$ 42,000		$ 42,000
Freddie Mac | Agency Business | Letter of credit
Debt Obligations
Credit facility, sublimit	5,000		5,000
Outstanding letters of credit	$ 5,000		$ 5,000